Business combination (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
	Mar. 05, 2020	Mar. 31, 2020
Business combination (Details) [Line Items]
Business combination, description	ChaSerg consummated its business combination with GDI pursuant to the Merger Agreement dated November 13, 2019. Fees and expenses paid in connection with the Business Combination were settled using funds from the trust account. Immediately following the Business Combination, there were 50,833,619 shares of common stock with a par value of $0.0001, and 11,346,500 warrants outstanding.	The aggregate consideration for the Business Combination was $396.5 million, consisting of $130.0 million in cash and 27,006,251 shares of ChaSerg’s common stock valued at $10.19 per share, less a post-Closing share adjustment amount of 857,143 shares which were placed in escrow post-Closing. The shares transferred at Closing include 4,313,917 options to purchase the Company’s shares that were vested, outstanding and unexercised, which were determined using 1,739,932 vested options at Closing converted at an exchange ratio of approximately 2.48. Additionally, 364,094 options to purchase the Company’s common stock that were unvested, outstanding and unexercised were assumed by the Company, which were determined using 146,865 unvested options at Closing converted at an exchange ratio of approximately 2.48.
Sale of stock, description		Reported shares and earnings per share available to holders of the Company’s common stock, prior to the Business Combination, have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination (approximately 1.685 GDH shares to 1.0 GDI share).
Shares redeemed		51,715
Price per share		$ 10.21
Legal and professional fees		$ 4.7
Business combination cost description		In connection with the Business Combination, all outstanding retention bonus obligations from a 2017 acquisition totaling $3,363,000 were accelerated and paid in full to Grid Dynamics’ personnel immediately prior to the Closing and were recorded in the cost of revenue and operating expenses in the condensed consolidated financial statements.
Reduction of Proceeds [Member]
Business combination (Details) [Line Items]
Legal and professional fees		$ 4.1
General and Administrative Expense [Member]
Business combination (Details) [Line Items]
Legal and professional fees		$ 0.6